                                    [GRAPHIC]


--------------------------------------------------------------------------------


       The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.



       Cash Plus
       Shares

       Investment Portfolios
       offered by
       BlackRock Provident
       Institutional Funds

       Prospectus

       January 24, 2003

       [LOGO] BLACKROCK
       PROVIDENT INSTITUTIONAL FUNDS

Table of Contents

================================================================================

                                                                      Page
                                                                      ----
      Introduction...................................................   1

      Risk/Return Summary............................................   2

          Investment Goals...........................................   2

          Principal Investment Policies..............................   3

          Principal Risks of Investing...............................   5

          Performance Information....................................   6

      Fees and Expenses..............................................  11

      More Information on Strategies, Investments and Risk...........  14

      Management of the Funds........................................  21

      Shareholder Information........................................  22

          Price of Fund Shares.......................................  22

          Purchase of Shares.........................................  22

          Redemption of Shares.......................................  23

          Cash Plus Distribution Plan and Shareholder Services Plan..  24

          Dividends and Distributions................................  25

          Federal Taxes..............................................  25

          State and Local Taxes......................................  26

      Financial Highlights...........................................  28

Introduction

================================================================================

W elcome to the BlackRock Provident Institutional Funds Prospectus for Cash Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Plus Shares of the BlackRock Provident Institutional Funds (the "Trust").

This Prospectus contains information about the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a "Fund" and collectively the "Funds").

Cash Plus Shares are offered to financial institutions that have entered into servicing agreements with the Trust in connection with their investments.

Risk/Return Summary

================================================================================

Investment Goals:
Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

------------------------------------------------------------------------------------------
Fund                  Investment Goal
------------------------------------------------------------------------------------------
TempCash              Each Fund seeks as high a level of current income as is
FedFund               consistent with liquidity and stability of principal.
------------------------------------------------------------------------------------------

MuniCash              The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
------------------------------------------------------------------------------------------

California Money Fund The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from
                      California State personal income tax as is consistent with liquidity and stability of principal.
------------------------------------------------------------------------------------------

New York Money Fund   The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New
                      York State and New York City personal income taxes as is
                      consistent with liquidity and stability of principal.
------------------------------------------------------------------------------------------


Except for MuniCash, the investment goal of each Fund may be changed by the Trust's Board of Trustees without shareholder approval.

Principal Investment Policies:
Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash
TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund
Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniCash
Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term Municipal Obligations (as defined below), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. "Municipal Obligations" are those obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund
The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal income tax and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund
The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal income tax and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:

All Funds
Although each Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Adviser"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash
Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MuniCash
Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund
Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but may be subject to California State personal income tax or New York State and New York City personal income taxes, respectively.

Performance Information

================================================================================

Cash Plus Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) by showing how the performance of such Shares of each Fund has varied from year to year; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the one, five and ten year periods for the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

                                    [CHART]

TempCash
Dollar Shares
Net Annualized Returns
----------------------
1993    2.90%
1994    4.05%
1995    5.77%
1996    5.19%
1997    5.37%
1998    5.30%
1999    4.88%
2000    6.23%
2001    3.93%
2002    1.55%

January, 1993 - December, 2002

Best Quarter Worst Quarter
   1.60%         0.33%
 (09/30/00)   (12/31/02)

The Fund's Average Annual Total Return for Periods Ended December 31, 2002

                          1 Year 5 Years 10 Years
TempCash Dollar Shares/1/ 1.55%   4.36%   4.51%

                             7-Day Yield As of
                             December 31, 2002
TempCash Dollar Shares/1/          1.12%

Current Yield: You may call your financial institution to obtain the Fund's current 7-day yield.

/1/ Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

                                    [CHART]


FedFund
Dollar Shares
Net Annualized Returns
1993    2.86%
1994    3.97%
1995    5.67%
1996    5.09%
1997    5.22%
1998    5.13%
1999    4.76%
2000    6.03%
2001    3.81%
2002    1.45%

January, 1993 - December 2002

                           Best Quarter Worst Quarter
                              1.56%         0.30%
                            (12/31/00)   (12/31/02)

The Fund's Average Annual Total Return for Periods Ended December 31, 2002

                         1 Year 5 Years 10 Years

FedFund Dollar Shares/1/ 1.45%   4.22%   4.39%

                            7-Day Yield As of
                            December 31, 2002

FedFund Dollar Shares/1/          1.02%

Current Yield: You may call your financial institution to obtain the Fund's current 7-day yield.

/1/ Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

                                    [CHART]


MuniCash
Dollar Shares
Net Annualized Returns
1993    2.09%
1994    2.58%
1995    3.66%
1996    3.26%
1997    3.40%
1998    3.22%
1999    2.93%
2000    3.84%
2001    2.63%
2002    1.25%

January, 1993 - December 2002

                           Best Quarter Worst Quarter
                              1.01%         0.31%
                            (12/31/00)   (12/31/02)

The Fund's Average Annual Total Return for Periods Ended December 31, 2002

                          1 Year 5 Years 10 Years

MuniCash Dollar Shares/1/ 1.25%   2.77%   2.88%

                                7-Day Yield
                          As of December 31, 2002

MuniCash Dollar Shares/1/          1.32%

Current Yield: You may call your financial institution to obtain the Fund's current 7-day yield.

/1 /Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

                                    [CHART]


California Money Fund
Dollar Shares
Net Annualized Returns
1993    2.01%
1994    2.48%
1995    3.39%
1996    2.96%
1997    3.14%
1998    2.88%
1999    2.57%
2000    3.12%
2001    2.09%
2002    1.04%

January, 1993 - December 2002

                           Best Quarter Worst Quarter
                              0.85%         0.26%
                            (12/31/00)   (12/31/02)

The Fund's Average Annual Total Return for Periods Ended December 31, 2002

                                       1 Year 5 Years 10 Years

California Money Fund Dollar Shares/1/ 1.04%   2.34%   2.57%

                                          7-Day Yield As of
                                          December 31, 2002

California Money Fund Dollar Shares/1/          1.04%

Current Yield: You may call your financial institution to obtain the Fund's current 7-day yield.

/1/ Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

                                    [CHART]


New York Money Fund
Institutional Shares
Net Annualized Returns
1993    2.22%
1994    2.63%
1995    3.69%
1996    3.30%
1997    3.48%
1998    3.22%
1999    2.99%
2000    3.80%
2001    2.47%
2002    1.27%

January, 1993 - December 2002


                           Best Quarter Worst Quarter
                              1.00%         0.32%
                            (12/31/00)   (12/31/02)

The Fund's Average Annual Total Return for Periods Ended December 31, 2002

                                            1 Year 5 Years 10 Years

New York Money Fund Institutional Shares/1/ 1.27%   2.74%   2.90%

                                               7-Day Yield As of
                                               December 31, 2002

New York Money Fund Institutional Shares/1/          1.32%

Current Yield: You may call your financial institution to obtain the Fund's current 7-day yield.

/1/ Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Fees and Expenses

================================================================================


The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                        Cash Plus Shares

Management Fees                           0.11%

Distribution (12b-1) Fees                 0.35%

Other Expenses                            0.60%
  Administration Fees                             0.12%
  Shareholder Servicing Fees                      0.47%
  Miscellaneous                                   0.01%

Total Annual Fund Operating Expenses      1.06%
                                          -----
  Fee Waiver and Expense Reimbursement  (0.06)%

Net Annual Fund Operating Expenses/1/     1.00%
                                          =====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, have contractually agreed to waive fees and reimburse expenses (the "waiver agreement") in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%. The waiver agreement may be terminated by a vote of the Trust's Board of Trustees or shareholders on 60 days written notice or by the Adviser and PFPC Inc. on 90 days written notice.

FedFund Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                        Cash Plus Shares

Management Fees                           0.11%

Distribution (12b-1) Fees                 0.35%

Other Expenses                            0.60%
  Administration Fees                             0.13%
  Shareholder Servicing Fees                      0.45%
  Miscellaneous                                   0.02%

Total Annual Fund Operating Expenses      1.06%
                                          -----
  Fee Waiver and Expense Reimbursement  (0.06)%

Net Annual Fund Operating Expenses/1/     1.00%
                                          =====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, have contractually agreed to waive fees and reimburse expenses (the "waiver agreement") in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%. The waiver agreement may be terminated by a vote of the Trust's Board of Trustees or shareholders on 60 days written notice or by the Adviser and PFPC Inc. on 90 days written notice.

MuniCash Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                        Cash Plus Shares

Management Fees                           0.17%

Distribution (12b-1) Fees                 0.35%

Other Expenses                            0.64%
  Administration Fees                             0.17%
  Shareholder Servicing Fees                      0.45%
  Miscellaneous                                   0.02%

Total Annual Fund Operating Expenses      1.16%
                                          -----
  Fee Waiver and Expense Reimbursement  (0.16)%

Net Annual Fund Operating Expenses/1/     1.00%
                                          =====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, have contractually agreed to waive fees and reimburse expenses (the "waiver agreement") in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%. The waiver agreement may be terminated by a vote of the Trust's Board of Trustees or shareholders on 60 days written notice or by the Adviser and PFPC Inc. on 90 days written notice.

California Money Fund Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                        Cash Plus Shares

Management Fees                           0.20%

Distribution (12b-1) Fees                 0.35%

Other Expenses                            0.67%
  Administration Fees                             0.19%
  Shareholder Servicing Fees                      0.45%
  Miscellaneous                                   0.03%

Total Annual Fund Operating Expenses      1.22%
                                          -----
  Fee Waiver and Expense Reimbursement  (0.22)%

Net Annual Fund Operating Expenses/1/     1.00%
                                          =====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, have contractually agreed to waive fees and reimburse expenses (the "waiver agreement") in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%. The waiver agreement may be terminated by a vote of the Trust's Board of Trustees or shareholders on 60 days written notice or by the Adviser and PFPC Inc. on 90 days written notice.

New York Money Fund Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                        Cash Plus Shares

Management Fees                           0.20%

Distribution (12b-1) Fees                 0.35%

Other Expenses                            0.66%
  Administration Fees                             0.19%
  Shareholder Servicing Fees                      0.45%
  Miscellaneous                                   0.02%

Total Annual Fund Operating Expenses      1.21%
                                          -----
  Fee Waiver and Expense Reimbursement  (0.21)%

Net Annual Fund Operating Expenses/1/     1.00%
                                          =====

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, have contractually agreed to waive fees and reimburse expenses (the "waiver agreement") in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%. The waiver agreement may be terminated by a vote of the Trust's Board of Trustees or shareholders on 60 days written notice or by the Adviser and PFPC Inc. on 90 days written notice.

Example
This Example is intended to help you compare the cost of investing in the Funds' Cash Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Cash Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash Plus Shares operating expenses (before waivers) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Fund                 1 Year 3 Years 5 Years 10 Years

TempCash               $108   $337    $585    $1,294

FedFund                $108   $337    $585    $1,294

MuniCash               $118   $368    $638    $1,409

California Money Fund  $124   $387    $670    $1,477

New York Money Fund    $123   $384    $665    $1,466

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies
Each Fund's investment goal is described earlier under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds
Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC").

TempCash
The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .  securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

 . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund
Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .  securities that are issued or guaranteed by a person with such ratings;

 . securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

 . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash
Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

MuniCash, California Money Fund and New York Money Fund
During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund
Substantially all of the Funds' assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively. Dividends, regardless of their source, may be subject to local taxes.

Investments
The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions (and including U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions) having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund's total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements Contracts. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

Illiquid Securities. TempCash, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. MuniCash, California Money Fund and New York Money
Fund. Each Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal

Obligations subject to the federal alternative minimum tax, the California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in "moral obligation" bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, the Fund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and FedFund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and
FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. TempCash and FedFund. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

U.S. Treasury Obligations. TempCash and FedFund. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISK FACTORS
The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash's portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund's assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund's investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempCash, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Special Risks Affecting the California Money Fund. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund's portfolio.

General obligation bonds of the State of California are currently rated A and A1, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. Municipal utilities, while not subject to the legislation, are being faced with competitive market forces and must use the transition period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or participate in nuclear power plants which could affect the issuer's financial performance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.

Special Risks Affecting the New York Money Fund. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties.

These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

The risk of a downturn in the financial markets, and the New York economy in particular, however, has been heightened by the terrorist attacks on New York City on September 11, 2001. It is likely that the revenue base of New York City and New York State will experience some decline, and spending pressure related to the cleanup and economic redevelopment of the World Trade Center site will be substantial. At this time, it is not possible to predict what impact, if any, these events will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York Municipal Obligations. The credit quality of certain New York Municipal Obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York Municipal Obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

Management of the Funds

================================================================================

Investment Adviser
BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $272.8 billion of assets under management as of December 31, 2002. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. ("PNC"), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC Inc. ("PFPC"), the co-administrator, have contractually agreed to waive some fees otherwise payable to them and reimburse expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. BIMC and PFPC will be entitled to receive the following fees (net of waivers), as a percentage of each Fund's average net assets:

                      Administration Fees
                          received by      Investment Advisory
 Fund                    BIMC and PFPC    Fees received by BIMC

TempCash                     0.09%                0.08%

FedFund                      0.10%                0.08%

MuniCash                     0.09%                0.09%

California Money Fund        0.08%                0.09%

New York Money Fund          0.08%                0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

Shareholder Information

================================================================================

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemption orders is calculated by PFPC, the Trust's co-administrator, each day on which both the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans' Day. The net asset value of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 PM Eastern Time). The net asset value of TempCash and FedFund is determined as of 6:00 PM Eastern Time. In addition, each Fund may elect, in its discretion if it is determined to be in its shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same Business Day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next Business Day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM Eastern Time through the Funds' internet-based order entry program.

The chart below outlines the deadlines for execution of purchase orders for Cash Plus Shares. Purchase orders accepted by PFPC by the deadlines and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM Eastern Time (5:00 PM Eastern Time for FedFund and 5:30 PM Eastern Time for TempCash), will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM Eastern Time

(5:00 PM Eastern Time for FedFund and 5:30 PM Eastern Time for TempCash) will not be accepted, and notice thereof will be given to the institution placing the order. After prompt inquiry by a Fund, it will return to a sending institution any payments for purchase orders which are not received or accepted. Your financial institution may impose earlier deadlines for purchase orders for Cash Plus Shares. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

 Portfolio                      Time

TempCash                  5:30 PM Eastern Time

FedFund                   5:00 PM Eastern Time

MuniCash               12:00 Noon Eastern Time

California Money Fund*    1:00 PM Eastern Time

New York Money Fund    12:00 Noon Eastern Time

* Purchase orders for Cash Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Purchases of shares of each Fund may be effected through a Cash Plus account (an "Account") through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment Account requirements. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this Prospectus.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a "sweep," under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your financial institution and the Trust. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his financial institution for details.

Redemption of Shares
Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account. Cash Plus Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

On any Business Day, payment for redeemed shares of the Funds is made in federal funds wired to the redeeming shareholder on the same day if redemption requests are received by

PFPC by the deadlines outlined in the chart below. Payment of redemption requests that are received after the established deadlines is wired in federal funds on the next day following redemption requests. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Your financial institution may impose earlier deadlines for redemption orders for Cash Plus Shares. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

 Portfolio                      Time

TempCash                  5:30 PM Eastern Time

FedFund                   5:00 PM Eastern Time

MuniCash               12:00 Noon Eastern Time

California Money Fund*    1:00 PM Eastern Time

New York Money Fund    12:00 Noon Eastern Time

* Redemption orders for Cash Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty-days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Cash Plus Shares to $500 or more, no such redemption shall take place. If the value of a shareholder's Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." The Funds reserve the right to vary or waive the minimum and subsequent investment requirements. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Cash Plus Distribution Plan and Shareholder Services Plan
Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust's Board of Trustees, the Trust's distributor, BlackRock Distributors, Inc., entered into an agreement with your financial institution. The agreement will require your financial institution to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds' assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support are described more fully in the Statement of Additional Information under "Management of the Fund--Service Organizations." Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Trust's Board, a Fund will enter into an agreement with your financial institution. The agreement will require your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund's payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by it. Such services are described more fully in the Statement of Additional Information under "Management of the Fund--Service Organizations." Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also "Management of the Fund--Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Cash Plus Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders' dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes
Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be "exempt-interest dividends," which are exempt from regular federal income taxes. However, some distributions may be taxable, such as distributions that are attributable to gains on bonds that are acquired at a "market discount," and distributions of short- and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund's taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes or California State personal income tax purposes.

The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Municipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes). Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes or New York State and New York City personal income tax purposes.

                                    *  *  *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

================================================================================

The Cash Plus Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund (Institutional Shares for New York Money Fund) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempCash Dollar Shares
The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

                                       --------------------------------------------------------------------

                                                                      One Month
                                                                        Ended
                                          Year Ended October 31,     October 31,   Year Ended September 30,
                                         2002      2001      2000      1999/1/       1999         1998
Net Asset Value, Beginning of Period   $   1.00  $   1.00  $   1.00   $   1.00     $   1.00     $   1.00
                                       --------  --------  --------   --------      --------     --------
Income from Investment Operations:
Net Investment Income                  $ 0.0168  $ 0.0458  $ 0.0588   $ 0.0042     $ 0.0471     $ 0.0527
                                       --------  --------  --------   --------      --------     --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                     $(0.0168) $(0.0458) $(0.0588)  $(0.0042)    $(0.0471)    $(0.0527)
                                       --------  --------  --------   --------      --------     --------
Net Asset Value, End of Period         $   1.00  $   1.00  $   1.00   $   1.00     $   1.00     $   1.00
                                       ========  ========  ========   ========      ========     ========
Total Return                               1.70%     4.67%     6.04%      5.06%/2/     4.82%        5.41%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)       $402,137  $447,082  $427,625   $401,426     $378,010     $503,809
Ratio of Expenses to Average
Daily Net Assets                           0.43%     0.43%     0.43%      0.43%/2/     0.43%        0.43%
Ratio of Expenses to
 Average Daily Net Assets
 (including custody credits)               0.43%     0.43%     0.43%      0.43%/2/     0.43%        0.43%
Ratio of Expenses to Average Daily Net
 Assets (excluding waivers)                0.50%     0.54%     0.56%      0.59%/2/     0.55%        0.57%
Ratio of Net Investment Income
to Average Daily Net Assets                1.71%     4.56%     5.89%      4.94%/2/     4.70%        5.27%
                                       --------------------------------------------------------------------

/1/ The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
/2/ Annualized.

FedFund Dollar Shares
The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

                                                           -------------------------------------------------

                                                                        Year Ended October 31,
                                                             2002      2001      2000      1999      1998
Net Asset Value, Beginning of Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                           --------  --------  --------  --------  --------
Income from Investment Operations:
  Net Investment Income                                    $ 0.0158  $ 0.0444  $ 0.0569  $ 0.0458  $ 0.0510
                                                           --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders from Net Investment Income       $(0.0158) $(0.0444) $(0.0569) $(0.0458) $(0.0510)
                                                           --------  --------  --------  --------  --------
Net Asset Value, End of Period                             $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                           ========  ========  ========  ========  ========
Total Return                                                   1.60%     4.53%     5.84%     4.69%     5.23%
Ratios/Supplemental Data:
Net Assets, End of Period (000)                            $635,685  $814,186  $216,511  $ 34,611  $ 30,459
Ratio of Expenses to Average Daily Net Assets                  0.45%     0.45%     0.45%     0.45%     0.45%
Ratio of Expenses to Average Daily Net Assets (including
 custody credits)                                              0.45%     0.45%     0.45%     0.45%     0.45%
Ratio of Expenses to Average Daily Net Assets (excluding
 waivers)                                                      0.50%     0.52%     0.54%     0.53%     0.53%
Ratio of Net Investment Income to Average Daily Net Assets     1.61%     4.18%     6.04%     4.56%     5.10%
                                                           -------------------------------------------------

MuniCash Dollar Shares
The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

                                          ----------------------------------------------------------------

                                                                        Eleven Months
                                                                            Ended          Year Ended
                                             Year Ended October 31,      October 31,      November 30,
                                            2002      2001      2000       1999/1/      1998/2/   1997/2/
Net Asset Value, Beginning of Period      $   1.00  $   1.00  $   1.00    $   1.00     $   1.00  $   1.00
                                          --------  --------  --------    --------     --------  --------
Income From Investment Operations:
  Net Investment Income                   $ 0.0131  $ 0.0300  $ 0.0367    $ 0.0258     $ 0.0321  $ 0.0333
                                          --------  --------  --------    --------     --------  --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                        $(0.0131) $(0.0300) $(0.0367)   $(0.0258)    $(0.0321) $(0.0333)
                                          --------  --------  --------    --------     --------  --------
Net Asset Value, End of Period            $   1.00  $   1.00  $   1.00    $   1.00     $   1.00  $   1.00
                                          ========  ========  ========    ========     ========  ========
Total Return                                  1.32%     3.04%     3.73%       2.86%/3/     3.26%     3.38%
Ratios/Supplemental Data:
Net Assets, End of Period (000)           $ 58,991  $ 40,306  $101,373    $123,017     $ 91,404  $150,089
Ratio of Expenses to Average Daily Net
 Assets                                       0.45%     0.45%     0.45%       0.45%/3/     0.43%     0.43%
Ratio of Expenses to Average Daily Net
 Assets (including custody credits)           0.44%     0.45%     0.45%       0.45%/3/     0.43%     0.43%
Ratio of Expenses to Average Daily Net
 Assets (excluding waivers)                   0.61%     0.65%     0.65%       0.66%/3/     0.65%     0.66%
Ratio of Net Investment Income to Average
 Daily Net Assets                             1.30%     3.19%     3.63%       2.80%/3/     3.22%     3.33%
                                          ----------------------------------------------------------------

/1/ The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
/2/ The financial highlights for each year ended November 30 in the two year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those financial highlights.
/3/ Annualized.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout period year presented.

                                              ------------------------------------------------------------------

                                                                            Nine Months
                                                                               Ended
                                                 Year Ended October 31,     October 31    Year Ended January 31,
                                                2002      2001      2000      1999/1/       1999        1998
Net Asset Value, Beginning of Period          $   1.00  $   1.00  $   1.00   $   1.00     $   1.00    $   1.00
                                              --------  --------  --------   --------      --------   --------
Income From Investment Operations:
  Net Investment Income                       $ 0.0107  $ 0.0246  $ 0.0301   $ 0.0182     $ 0.0280    $ 0.0309
                                              --------  --------  --------   --------      --------   --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                            $(0.0107) $(0.0246) $(0.0301)  $(0.0182)    $(0.0280)   $(0.0309)
                                              --------  --------  --------   --------      --------   --------
Net Asset Value, End of Period                $   1.00  $   1.00  $   1.00   $   1.00     $   1.00    $   1.00
                                              ========  ========  ========   ========      ========   ========
Total Return                                      1.07%     2.49%     3.05%      2.48%/2/     2.84%       3.14%
Ratios/Supplemental Data:
Net Assets, End of Period (000)               $ 29,992  $ 27,460  $ 10,212   $  8,288     $139,601    $130,547
Ratio of Expenses to Average Daily Net Assets     0.45%     0.45%     0.45%      0.45%/2/     0.45%       0.45%
Ratio of Expenses to Average Daily Net Assets
 (including custody credits)                      0.45%     0.44%     0.45%      0.45%/2/     0.45%       0.45%
Ratio of Expenses to Average Daily Net Assets
 (excluding waivers)                              0.67%     0.69%     0.69%      0.70%/2/     0.70%       0.71%
Ratio of Net Investment Income to Average
 Daily Net Assets                                 1.12%     2.45%     2.98%      2.43%/2/     2.77%       3.09%
                                              ------------------------------------------------------------------

/1/ The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
/2/ Annualized.

New York Money Fund Institutional Shares
The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

                                          ----------------------------------------------------------------

                                                                        Three Months
                                                                           Ended
                                             Year Ended October 31,     October 31,    Year Ended July 31,
                                            2002      2001      2000      1999/1/        1999      1998
Net Asset Value, Beginning of Period      $   1.00  $   1.00  $   1.00    $   1.00     $   1.00  $   1.00
                                          --------  --------  --------    --------     --------  --------
Income from Investment Operations:
  Net Investment Income                   $ 0.0131  $ 0.0285  $ 0.0364    $ 0.0076     $ 0.0289  $ 0.0336
                                          --------  --------  --------    --------     --------  --------
Less Distributions:
Dividends to Shareholders from Net
 Investment Income                        $(0.0131) $(0.0285) $(0.0364)   $(0.0076)    $(0.0289) $(0.0336)
                                          --------  --------  --------    --------     --------  --------
Net Asset Value, End of Period            $   1.00  $   1.00  $   1.00    $   1.00     $   1.00  $   1.00
                                          ========  ========  ========    ========     ========  ========
Total Return                                  1.32%     2.89%     3.71%       3.06%/2/     2.93%     3.41%
Ratios/Supplemental Data:
Net Assets, End of Period (000)           $362,077  $369,989  $302,194    $323,247     $295,728  $318,091
Ratio of Expenses to Average Daily Net
 Assets                                       0.20%     0.20%     0.20%       0.20%/2/     0.20%     0.20%
Ratio of Expenses to Average Daily Net
 Assets (including custody credits)           0.19%     0.19%     0.19%       0.20%/2/     0.20%     0.20%
Ratio of Expenses to Average Daily Net
 Assets (excluding waivers)                   0.41%     0.44%     0.46%       0.50%/2/     0.48%     0.48%
Ratio of Net Investment Income to Average
 Daily Net Assets                             1.31%     2.82%     3.61%       3.02%/2/     2.87%     3.35%
                                          ----------------------------------------------------------------

/1/ The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
/2/ Annualized.

Where to Find More Information
The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial institution.

For purchases and redemption orders, please call your financial institution.

Written correspondence may be sent to your financial institution.

For yield information call: 1-800-821-6006

                    Cash Plus TempCash Code:................... 121
                    Cash Plus FedFund Code:.................... 130
                    Cash Plus MuniCash Code:................... 148
                    Cash Plus California Money Fund Code:...... 152
                    Cash Plus New York Money Fund Code:........ 153

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.